Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables present the financial instruments carried at fair value as of December 31, 2023 and December 31, 2022, by caption on the consolidated balance sheet and by FASB ASC 820 valuation hierarchy (as described above) (in thousands):

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2023
Investment securities available-for-sale:
U.S. Treasury and other U.S. government agencies	$4,429	4,429	—	—
U.S. Government sponsored enterprises	144,168	—	144,168	—
Mortgage-backed securities	417,030	—	417,030	—
Asset-backed securities	49,973	—	49,973	—
Corporate bonds	2,423	—	2,423	—
State and municipal securities	193,058	—	193,058	—
Total investment securities available-for-sale	811,081	4,429	806,652	—
Mortgage loans held for sale	2,294	—	2,294	—
Derivative instruments	52	—	52	—
Other investments	2,045	—	—	2,045
Total assets	$815,472	4,429	808,998	2,045

Derivative instruments	$—	—	—	—
Total liabilities	$—	—	—	—

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2022
Hedged Loans	$25,452	—	25,452	—
Investment securities available-for-sale:
U.S. Treasury and other U.S. government agencies	6,497	6,497	—	—
U.S. Government sponsored enterprises	145,212	—	145,212	—
Mortgage-backed securities	444,438	—	444,438	—
Asset-backed securities	45,250	—	45,250	—
Corporate bonds	2,403	—	2,403	—
State and municipal securities	179,012	—	179,012	—
Total investment securities available-for-sale	822,812	6,497	816,315	—
Mortgage loans held for sale	3,355	—	3,355	—
Derivative instruments	4,705	—	4,705	—
Other investments	1,965	—	—	1,965
Total assets	$858,289	6,497	849,827	1,965

Derivative instruments	$—	—	—	—
Total liabilities	$—	—	—	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis

	Measured on a Non-Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2023
Other real estate owned	$—	—	—	—
Collateral dependent loans (¹)	4,838	—	—	4,838
Total	$4,838	—	—	4,838
December 31, 2022
Other real estate owned	$—	—	—	—
Collateral dependent loans (¹)	638	—	—	638
Total	$638	—	—	638

(1)
As of December 31, 2023 and December 31, 2022 no reserve was recorded on collateral dependent loans.

Schedule of Fair Value Assets Measured At Nonrecurring Basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level 3 inputs to determine fair value at December 31, 2023 and 2022:

	Valuation Techniques (2)	Significant Unobservable Inputs	Range (Weighted Average)
Collateral dependent loans	Appraisal	Estimated costs to sell	10%
Other real estate owned	Appraisal	Estimated costs to sell	10%

(1)
The fair value is generally determined through independent appraisals of the underlying collateral, which may include Level 3 inputs that are not identifiable, or by using the discounted cash flow method if the loan is not collateral dependent.

Schedule of Changes in Fair Value Due to Observable Factors	The table below includes a rollforward of the balance sheet amounts for the year ended December 31, 2023 and 2022 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis.

	For the Year Ended December 31,
	2023	2022
	Other Assets	Other Assets
Fair value, January 1	$1,965	$2,034
Total realized gains (losses) included in income	80	(69)
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—
Purchases, issuances and settlements, net	—	—
Transfers out of Level 3	—	—
Fair value, December 31	$2,045	$1,965
Total realized gains (losses) included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$80	$(69)

Schedule of Carrying Value and Estimated Fair Value of Financial Instruments	The following table presents the carrying amounts, estimated fair value and placement in the fair value hierarchy of the Company’s financial instruments at December 31, 2023 and December 31, 2022

(in Thousands)	Carrying/Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2023
Financial assets:
Cash and cash equivalents	$252,635	252,635	252,635	—	—
Loans, net	3,550,675	3,372,666	—	—	3,372,666
Mortgage servicing rights	1,083	1,398	—	1,398	—
Financial liabilities:
Deposits	4,367,106	3,885,724	—	—	3,885,724

December 31, 2022
Financial assets:
Cash and cash equivalents	$104,789	104,789	104,789	—	—
Loans, net	3,088,344	2,992,161	—	—	2,992,161
Mortgage servicing rights	1,065	1,252	—	1,252	—
Financial liabilities:
Deposits	3,892,705	3,210,581	—	—	3,210,581

(1)
Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market- participant would realize in a hypothetical orderly transaction.